Leases - Future lease payments (Details) ¥ in Millions	Mar. 31, 2024 CNY (¥)
Future lease payments under operating leases
2025	¥ 7,297
2026	5,875
2027	5,034
2028	4,320
2029	3,687
Thereafter	18,429
Total	44,642
Less: imputed interest	(9,804)
Total operating lease liabilities	¥ 34,838